Schedule II	12 Months Ended
Sep. 30, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
AIR PRODUCTS AND CHEMICALS, INC. AND SUBSIDIARIES
SCHEDULE II–VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended 30 September 2016, 2015, and 2014

	Balance at Beginning of Period	Additions Charged to Expense	Additions Charged to Other Accounts	Other Changes(A)	Balance at End of Period
Year Ended 30 September 2016
Allowance for doubtful accounts	$48	$9	$13	($15)	$55
Allowance for deferred tax assets(B)	112	1	52	—	165
Year Ended 30 September 2015
Allowance for doubtful accounts	$58	$8	$18	($36)	$48
Allowance for deferred tax assets	106	—	9	(3)	112
Year Ended 30 September 2014
Allowance for doubtful accounts	$88	$8	$8	($46)	$58
Allowance for deferred tax assets(C)	47	58	1	—	106

(A)	Primarily includes write-offs of uncollectible trade receivables. Other Changes also includes the impact of foreign currency translation adjustments.

(B)
The increase in the valuation allowance was primarily due to the loss recorded on the exit from the Energy-from-Waste business. These costs were recorded in discontinued operations. See Note 4, Discontinued Operations, for additional information.

(C)	The increase in the valuation allowance was primarily due to the capital loss generated from the tax election related to a non-U.S. subsidiary.